9. Convertible Notes (Details - Convertible debentures) (Sept 2020 Note) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total convertible notes, net	$ 3,182,911	$ 5,333,658
Convertible debt, current	(1,908,168)	(4,828,656)	$ (676,223)
Convertible debt, net	1,274,743	505,000	2,410,614
Convertible Debentures [Member]
Unamortized discount	(327,234)	(224,958)	(735,871)
Convertible Debentures [Member] | Unsecured Convertible Redeemable Note [Member]
Convertible debt, gross	152,860	100,000	0
Convertible Debentures [Member] | Secured Convertible Notes OID [Member]
Convertible debt, gross	253,249	664,473	2,270,708
Convertible Debentures [Member] | Senior Secured Convertible Newbridge [Member]
Convertible debt, gross	131,428	289,143	552,000
Convertible Debentures [Member] | Senior Secured Convertible Original TDH Notes [Member]
Convertible debt, gross	933,678	4,000,000
Convertible Debentures [Member] | Senior Secured Convertible TDH Notes [Member]
Convertible debt, gross	1,773,722	0	$ 0
Convertible Debentures [Member] | Senior Secured Convertible Additional Secured Notes [Member]
Convertible debt, gross	$ 265,208	$ 0